CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Apr. 30, 2019	$ 1,413	$ 26,701	$ 864,540	$ (369,062)	$ 523,592
Shares, Outstanding, Beginning Balance at Apr. 30, 2019	1,413,000	26,700,655
Net Loss July 31, 2021				(606,460)	(606,460)
Ending balance, value at Apr. 30, 2020	$ 1,413	$ 26,701	864,540	(975,522)	(82,868)
Shares, Outstanding, Ending Balance at Apr. 30, 2020	1,413,000	26,700,655
Issuance of common shares for Liabilities		$ 1,000	28,000		29,000
[custom:IssuanceOfCommonSharesForLiabilitiesShares]		1,000,000
Issuance of Common Shares for Services		$ 24,720	4,874,025		4,898,745
Stock Issued During Period, Shares, Issued for Services		24,720,000
Issuance of Common Shares for REG A		$ 104,581	3,606,389		3,710,970
Stock Issued During Period, Shares, New Issues		104,581,257
Issuance of Common Shares for Stock Dividend		$ 724	(724)
[custom:IssuanceOfCommonSharesForStockDividendShares]		723,893
Cancellation of Common Shares for Settlement Shares issued		$ 2,233			2,233
[custom:CancellationOfCommonSharesForSettlementSharesIssuedShares]		2,233,335
Net Loss July 31, 2021				(8,956,197)	(8,956,197)
Ending balance, value at Apr. 30, 2021	$ 1,413	$ 159,959	9,372,230	(9,325,259)	208,343
Shares, Outstanding, Ending Balance at Apr. 30, 2021	1,413,000	159,959,140
Issuance of Common Shares for Services		$ 8,343	551,967		560,310
Stock Issued During Period, Shares, Issued for Services		8,343,000
Issuance of Common Shares for REG A		$ 27,184	1,203,816		1,231,000
Stock Issued During Period, Shares, New Issues		27,183,352
Issuance of Common Shares for Stock Dividend		$ 1,725	(1,725)
[custom:IssuanceOfCommonSharesForStockDividendShares]		1,725,275
Net Loss July 31, 2021				(1,699,570)	(1,699,570)
Ending balance, value at Jul. 31, 2021	$ 1,413	$ 197,211	$ 11,126,288	$ (11,024,829)	$ 300,083
Shares, Outstanding, Ending Balance at Jul. 31, 2021	1,413,000	197,210,767